Land, Buildings And Equipment, Net (Components Of Land, Buildings And Equipment, Net) (Details) - USD ($) $ in Millions	May 29, 2016	May 31, 2015
Property, Plant and Equipment, Net [Abstract]
Land	$ 133.1	$ 633.5
Buildings	2,297.1	3,338.9
Equipment	1,318.5	1,439.1
Assets under capital leases	71.9	72.0
Construction in progress	40.0	36.9
Total land, buildings and equipment	3,860.6	5,520.4
Less accumulated depreciation and amortization	(1,788.3)	(2,277.7)
Less amortization associated with assets under capital leases	(30.7)	(26.9)
Land, buildings and equipment, net	$ 2,041.6	$ 3,215.8